Employee benefits (Details 8) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Overfunded Pension Plans [Member] | Country of domicile [member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of expected rates of inflation	3.50%	3.08%
Overfunded Pension Plans [Member] | Country of domicile [member] | Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 1,990
Actuarial Assumption Of Discount Rate, Increase In Assumption	12.28%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 2,253
Actuarial Assumption Of Discount Rate, Decrease In Assumption	10.28%
Overfunded Pension Plans [Member] | Country of domicile [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of discount rates	11.07%	8.57%
Actuarial assumption of nominal average rate of expense or income	11.07%	8.57%
Actuarial assumption of expected rates of salary increases	3.50%	3.08%
Actuarial assumption of expected rates of pension increases	3.50%	3.08%
Overfunded Pension Plans [Member] | Country of domicile [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of discount rates	11.48%	8.63%
Actuarial assumption of nominal average rate of expense or income	11.48%	8.63%
Actuarial assumption of expected rates of salary increases	5.57%	4.94%
Actuarial assumption of expected rates of pension increases	4.02%	3.60%
Overfunded Pension Plans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of discount rates	4.66%	4.63%
Actuarial assumption of nominal average rate of expense or income	4.61%	5.10%
Actuarial assumption of expected rates of salary increases	3.10%	3.31%
Actuarial assumption of expected rates of pension increases	3.00%	3.00%
Actuarial assumption of expected rates of inflation	2.08%	2.08%
Overfunded Pension Plans [Member] | Foreign countries [member] | Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 1,123
Actuarial Assumption Of Discount Rate, Increase In Assumption	5.66%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 1,364
Actuarial Assumption Of Discount Rate, Decrease In Assumption	3.66%
Underfunded Pension Plans And Other Benefits [Member] | Country of domicile [member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of nominal average rate of expense or income	12.12%	10.15%
Actuarial assumption of expected rates of salary increases	4.25%	4.50%
Actuarial assumption of expected rates of pension increases	4.25%	4.50%
Actuarial assumption of medical cost trend rates	6.61%	6.17%
Actuarial assumption of ultimate medical cost trend rates	6.61%	6.17%
Underfunded Pension Plans And Other Benefits [Member] | Country of domicile [member] | Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 422
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 490
Underfunded Pension Plans And Other Benefits [Member] | Country of domicile [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of discount rates	11.07%	8.59%
Actuarial assumption of expected rates of inflation	3.50%	3.08%
Underfunded Pension Plans And Other Benefits [Member] | Country of domicile [member] | Bottom of range [member] | Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Actuarial Assumption Of Discount Rate, Increase In Assumption	12.45%
Actuarial Assumption Of Discount Rate, Decrease In Assumption	10.45%
Underfunded Pension Plans And Other Benefits [Member] | Country of domicile [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of discount rates	12.12%	10.15%
Actuarial assumption of expected rates of inflation	4.25%	4.50%
Underfunded Pension Plans And Other Benefits [Member] | Country of domicile [member] | Top of range [member] | Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Actuarial Assumption Of Discount Rate, Increase In Assumption	13.12%
Actuarial Assumption Of Discount Rate, Decrease In Assumption	11.12%
Underfunded Pension Plans And Other Benefits [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of nominal average rate of expense or income	4.61%
Actuarial assumption of expected rates of salary increases	3.10%	3.31%
Actuarial assumption of expected rates of pension increases	3.00%	3.00%
Actuarial assumption of medical cost trend rates	4.50%	4.85%
Actuarial assumption of ultimate medical cost trend rates	4.39%	4.49%
Actuarial assumption of expected rates of inflation	2.08%	2.08%
Underfunded Pension Plans And Other Benefits [Member] | Foreign countries [member] | Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 1,301
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 1,684
Underfunded Pension Plans And Other Benefits [Member] | Foreign countries [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of discount rates	4.66%	4.63%
Actuarial assumption of nominal average rate of expense or income		5.10%
Underfunded Pension Plans And Other Benefits [Member] | Foreign countries [member] | Bottom of range [member] | Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Actuarial Assumption Of Discount Rate, Increase In Assumption	5.66%
Actuarial Assumption Of Discount Rate, Decrease In Assumption	3.66%
Underfunded Pension Plans And Other Benefits [Member] | Foreign countries [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of discount rates	4.72%	4.64%
Actuarial assumption of nominal average rate of expense or income		5.14%
Underfunded Pension Plans And Other Benefits [Member] | Foreign countries [member] | Top of range [member] | Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Actuarial Assumption Of Discount Rate, Increase In Assumption	5.72%
Actuarial Assumption Of Discount Rate, Decrease In Assumption	3.72%